Public Offering (Details) - $ / shares		3 Months Ended	9 Months Ended
	Nov. 24, 2020	Sep. 30, 2020	Mar. 31, 2021
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	8,009,041	7,500,000
Price per share	$ 10.00	$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	509,041	8,625,000	509,041
Price per share	$ 10.00	$ 10.00